UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-09141

Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617)
482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2024
Date of Reporting Period

Item 1. Reports to Stockholders
(a)

Eaton Vance
Municipal Income Trust (EVN)
Semi-Annual Report
May 31, 2024

Commodity Futures Trading Commission Registration.
The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report
May 31, 2024
Eaton Vance
Municipal Income Trust

Eaton Vance
Municipal Income Trust
May 31, 2024
Performance

Portfolio Manager(s)
Cynthia J. Clemson and William J. Delahunty, CFA
% Average Annual Total Returns 1,2	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.88%	4.62%	0.65%	4.37%
Fund at Market Price	—	7.38	6.95	0.46	2.75

Bloomberg Municipal Bond Index	—	0.37%	2.67%	0.93%	2.25%
% Premium/Discount to NAV 3
As of period end	(10.38)%
Distributions 4
Total Distributions per share for the period	$0.268
Distribution Rate at NAV	4.97%
Taxable-Equivalent Distribution Rate at NAV	8.40
Distribution Rate at Market Price	5.55
Taxable-Equivalent Distribution Rate at Market Price	9.37
% Total Leverage 5
Residual Interest Bond (RIB) Financing	24.79%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Income Trust
May 31, 2024
Fund Profile

Credit Quality (% of total investments) 1,2
Footnotes:
1	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
2	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income Trust
May 31, 2024
Endnotes and Additional Disclosures

1	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
2	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten year period is the impact of the 2016 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 94.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.
3	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
4	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Shareholders should not assume that the source of any distribution from the Fund is net income or profit, and the Fund’s distributions should not be used as a measure of performance or confused with “yield” or “income.” Taxable-equivalent performance is based on the highest combined federal and state income tax rates, as applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rate(s) will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
5	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,462,500
		$ 2,462,500
Hospital — 1.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 661,087
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	4,426,655
		$ 5,087,742
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39 (1)	$3,470	$ 3,636,872
		$ 3,636,872
Total Corporate Bonds (identified cost $14,441,671)		$ 11,187,114

Tax-Exempt Municipal Obligations — 122.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.4%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,135,640
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	315	342,985
Texas Water Development Board:
4.00%, 10/15/37 (2)	8,125	8,169,362
4.00%, 10/15/47 (2)	5,500	5,152,785
		$ 14,800,772
Cogeneration — 0.0% (3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27 (4)	$630	$ 113,437
		$ 113,437
Education — 4.3%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49 (1)	$1,115	$ 1,076,956
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50 (1)	430	348,025
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	967,880
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54 (1)	$1,060	$ 1,106,110
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38 (1)	350	345,415
5.375%, 6/15/48 (1)	655	615,903
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	445,206
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48 (1)	250	230,950
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53 (1)	1,000	1,045,410
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,237,993
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52 (1)	245	206,116
5.00%, 4/1/40 (1)	710	722,872
5.00%, 4/1/50 (1)	360	358,420
Tennessee State School Bond Authority, 5.00%, 11/1/52 (2)	5,000	5,343,200
		$ 19,050,456
Electric Utilities — 3.1%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53 (2)	$6,000	$ 6,465,720
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 3/1/53	30	31,848
5.00%, 3/1/53 (2)	3,500	3,715,565
South Carolina Public Service Authority, 5.50%, 12/1/54	3,460	3,454,464
		$ 13,667,597
Escrowed/Prerefunded — 2.6%
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/46 (2)	$10,000	$ 10,041,000
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Prerefunded to 10/1/24, 5.40%, 10/1/44	1,480	1,486,023
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50 (1)	20	21,713
Prerefunded to 4/1/32, 4.00%, 4/1/52 (1)	5	5,256
		$ 11,553,992
General Obligations — 19.6%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53 (2)	$4,000	$ 4,208,760

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	$1,550	$ 1,456,039
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53 (2)	8,000	8,462,640
California, 5.25%, 9/1/53 (2)	6,000	6,640,920
Chicago Board of Education, IL:
5.00%, 12/1/42	8,160	8,005,450
6.00%, 12/1/49	2,625	2,877,604
Chicago, IL, 5.75%, 1/1/33	1,500	1,558,485
Clark County Water Reclamation District, NV, 5.00%, 7/1/49 (2)	6,000	6,417,120
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53 (2)	6,000	6,365,580
Humble Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	1,350	1,268,163
Illinois:
5.00%, 12/1/42	3,020	3,076,172
5.25%, 5/1/47	3,000	3,212,070
5.50%, 5/1/39	290	314,041
5.75%, 5/1/45	295	318,865
Jackson Public Schools, MI, 5.00%, 5/1/48 (2)	2,850	2,891,781
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58 (2)	4,000	4,221,840
Massachusetts, 5.00%, 5/1/53 (2)	6,000	6,383,760
Pasadena Independent School District, TX, (PSF Guaranteed), 4.25%, 2/15/53	7,000	6,797,350
Peters Township School District, PA, 5.00%, 9/1/40 (2)	2,750	2,915,000
Puerto Rico, 0.00%, 7/1/33	3,000	1,992,360
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,293
5.00%, 2/15/53 (2)	4,000	4,234,280
Trenton Public Schools, MI, 5.00%, 5/1/42 (2)	2,850	2,965,539
		$ 86,589,112
Hospital — 5.4%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47 (2)	$1,000	$ 920,480
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,112,194
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,629,255
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	4,000	4,016,600
Massachusetts Development Finance Agency, (Boston Children's Hospital), (LOC: TD Bank, N.A.), 4.00%, 3/1/48 (5)	400	400,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	$2,000	$ 1,856,060
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,500	1,529,310
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,683,594
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	60	60,018
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,045	2,118,395
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	750	696,637
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.25%, 11/1/47	2,000	1,929,340
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	754,399
5.50%, 12/1/43	750	688,620
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	4,075	3,926,385
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	378,709
		$ 23,699,996
Housing — 2.8%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57 (1)	$6,425	$ 4,388,339
Florida Development Finance Corp., (The Henry Project), 5.00%, 6/1/44 (1)(6)	1,625	1,627,519
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	1,954,800
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31 (7)	180	180,000
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	5,090	4,415,121
		$ 12,565,779
Industrial Development Revenue — 10.4%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$3,385	$ 3,497,890
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	555,133
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	635,360

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52 (1)	$2,500	$ 2,501,475
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	1,500	1,566,450
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53 (1)	3,500	3,541,090
(AMT), 3.50%, 12/1/51 (1)	2,000	1,507,920
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35 (1)	1,075	1,078,462
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42 (1)	3,075	2,812,426
(AMT), 4.875%, 11/1/42 (1)	245	225,799
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	4,815	4,820,585
5.50%, 6/1/33	750	754,545
(AMT), 5.625%, 11/15/30	4,535	4,573,457
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50 (1)	700	716,128
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,845	7,096,006
(AMT), 5.625%, 4/1/40	5,605	6,114,887
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38 (1)	1,500	1,484,640
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	1,000	1,091,940
Valparaiso, IN, (Pratt Paper (IN), LLC), (AMT), 5.00%, 1/1/54 (1)	1,000	1,022,110
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36 (1)	300	299,409
		$ 45,895,712
Insured - Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$ 1,177,840
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (2)	1,365	1,546,722
		$ 2,724,562
Insured - Electric Utilities — 4.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 618,765
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Cleveland, OH, Public Power System Revenue: (continued)
(NPFG), 0.00%, 11/15/38	$2,000	$ 1,011,460
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	3,125	3,230,406
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53 (2)	4,000	4,327,880
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	815	792,139
(NPFG), 0.00%, 2/15/26	3,000	2,802,060
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,495,093
(NPFG), 5.25%, 7/1/32	250	246,530
(NPFG), 5.25%, 7/1/34	1,445	1,427,140
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	4,000	4,353,880
		$ 20,305,353
Insured - General Obligations — 0.8%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 1,903,312
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	332,661
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,117,850
		$ 3,353,823
Insured - Hospital — 1.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 250,330
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	3,000	3,260,370
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	1,150	1,210,087
		$ 4,720,787
Insured - Housing — 0.5%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee):
(BAM), 5.00%, 7/1/64	$650	$ 662,292
(BAM), 5.25%, 7/1/64 (6)	1,300	1,348,243
		$ 2,010,535
Insured - Lease Revenue/Certificates of Participation — 0.7%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$ 1,079,680

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$2,400	$ 2,010,048
		$ 3,089,728
Insured - Other Revenue — 0.3%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 704,206
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	560	432,847
		$ 1,137,053
Insured - Special Tax Revenue — 5.0%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 4,972,380
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	4,210	2,549,071
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,085,340
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,222,712
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	696,160
(AGC), 0.00%, 7/1/27	2,020	1,774,045
		$ 22,299,708
Insured - Transportation — 7.1%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 8,602,946
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 5.50%, 1/1/53	3,000	3,212,700
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,421,020
Houston, TX, Airport System Revenue, (AGM), (AMT), 4.50%, 7/1/53	6,500	6,300,710
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,024,640
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	2,000	2,051,820
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,727,525
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,006,085
		$ 31,347,446
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 4.2%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35 (2)	$17,985	$ 18,507,644
		$ 18,507,644
Lease Revenue/Certificates of Participation — 4.6%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 540,659
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 5.88%, 12/15/38	4,115	4,178,494
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,645,740
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	8,000	8,179,120
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	1,000	982,500
5.25%, 6/15/43	2,730	2,836,825
		$ 20,363,338
Other Revenue — 2.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,045	$ 4,520,471
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35 (7)	1,925	770,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38 (1)	485	500,922
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	411,625
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42 (1)	890	892,332
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,115,840
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	495	495,020
		$ 9,706,210
Senior Living/Life Care — 8.8%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29 (1)	$230	$ 223,659
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	1,530	1,593,495
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	199,096
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	941,802
District of Columbia, (Ingleside at Rock Creek):
5.00%, 7/1/32	265	266,563
5.00%, 7/1/52	1,000	892,250

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$ 650,104
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	714,096
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33 (1)	775	797,762
5.00%, 11/15/38 (1)	545	561,443
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57 (1)	310	301,642
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,379,535
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,710	1,952,989
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39 (1)	780	721,711
5.625%, 7/1/46 (1)	465	424,210
5.75%, 7/1/54 (1)	1,270	1,141,705
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	130	125,965
5.00%, 7/1/33	120	115,502
5.00%, 7/1/34	130	124,241
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	4,064,068
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27 (1)	1,200	1,436,448
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	2,280	1,985,401
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39 (1)	775	702,530
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,124,020
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	2,508,938
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,030	3,788,724
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,344,640
7.00%, 9/1/59	1,000	1,110,900
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39 (1)	$750	$ 660,465
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,025,500
		$ 38,879,404
Special Tax Revenue — 15.6%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$275	$ 218,622
Michigan Trunk Line Revenue, 5.25%, 11/15/49 (2)(8)	4,000	4,388,320
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13 (7)	90	0
5.35%, 5/1/38 (7)	35	0
5.75%, 5/1/38	115	115,928
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	1,000	976,290
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	2,195	1,664,908
4.00%, 8/1/39 (2)	6,500	6,501,560
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43 (2)	14,100	14,626,071
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45 (2)	5,600	5,365,304
New York Thruway Authority, Personal Income Tax Revenue, Green Bonds, 5.00%, 3/15/55 (2)	10,000	10,568,100
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	71	70,789
0.00%, 7/1/27	251	223,809
0.00%, 7/1/29	261	215,803
0.00%, 7/1/31	316	240,798
0.00%, 7/1/33	357	249,629
0.00%, 7/1/46	3,403	1,089,981
0.00%, 7/1/51	4,523	1,075,705
4.50%, 7/1/34	286	286,615
4.536%, 7/1/53	36	34,572
5.00%, 7/1/58	4,752	4,753,521
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	183	170,641
Series A2, 5.80%, 5/1/35	155	104,665
Sterling Hill Community Development District, FL, 6.20%, 5/1/35 (7)	552	253,816
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,900	1,539,836

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47 (2)	$4,275	$ 4,637,263
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.125%, 5/15/64	3,000	2,855,880
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53 (2)	6,000	6,542,100
		$ 68,770,526
Transportation — 12.2%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53 (2)	$6,000	$ 6,371,040
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55 (2)	4,500	4,765,140
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,774,900
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53 (2)	6,000	6,410,220
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,092,310
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	2,360	2,447,556
Sustainability Bonds, (AMT), 6.00%, 6/30/54	1,155	1,266,943
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	2,150	2,147,721
(AMT), 5.25%, 1/1/50	1,055	1,050,527
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,777,636
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	5,000	5,004,700
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	3,000	3,091,680
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,575,210
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	6,000	6,074,820
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	400,620
0.00%, 8/1/39	750	366,788
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,540	1,462,415
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,005,330
		$ 54,085,556
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.8%
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43 (2)	$9,550	$ 9,371,319
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	1,755	1,893,733
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street B&T Co.), 3.95%, 6/15/49 (5)	500	500,000
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	735,013
		$ 12,500,065
Total Tax-Exempt Municipal Obligations (identified cost $535,365,071)		$ 541,738,591

Taxable Municipal Obligations — 6.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0% (3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27 (4)	$347	$ 62,483
		$ 62,483
Escrowed/Prerefunded — 0.5%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$ 2,425,385
		$ 2,425,385
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,605,702
Chicago, IL, 7.75%, 1/1/42	2,424	2,443,998
		$ 10,049,700
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,963,820
		$ 5,963,820
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,057,954
		$ 2,057,954

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.9%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/48	$10,765	$ 2,389,938
(AMBAC), 0.00%, 10/1/32	1,285	805,181
(AMBAC), 0.00%, 10/1/33	1,000	589,920
		$ 3,785,039
Lease Revenue/Certificates of Participation — 0.3%
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 9.58%, 12/15/38	$250	$ 246,267
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	135	133,136
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28 (8)	750	752,175
		$ 1,131,578
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority:
2.47%, 9/1/24 (1)	$250	$ 247,470
3.72%, 9/1/27 (1)	1,115	1,020,281
Oneida Indian Nation of New York, 8.00%, 9/1/40 (1)	2,500	2,445,125
		$ 3,712,876
Student Loan — 0.0% (3)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 89,718
		$ 89,718
Total Taxable Municipal Obligations (identified cost $29,312,686)		$ 29,278,553

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$2,144	$ 2,098,039
Total Trust Units (identified cost $2,159,476)		$ 2,098,039
Total Investments — 132.3% (identified cost $581,278,904)		$ 584,302,297
Other Assets, Less Liabilities — (32.3)%		$ (142,724,768)
Net Assets — 100.0%		$ 441,577,529
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $43,003,040 or 9.7% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(6)	When-issued security.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At May 31, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	15.9%
New York	14.6%
Others, representing less than 10% individually	67.2%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 10.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Statement of Assets and Liabilities (Unaudited)

May 31, 2024
Assets
Investments, at value (identified cost $581,278,904)	$ 584,302,297
Cash	103,580
Interest receivable	7,447,680
Receivable for investments sold	25,000
Trustees' deferred compensation plan	131,127
Total assets	$592,009,684
Liabilities
Payable for floating rate notes issued	$ 145,543,835
Payable for when-issued securities	2,925,867
Payable to affiliates:
Investment adviser fee	201,041
Administration fee	100,521
Trustees' fees	6,615
Trustees' deferred compensation plan	131,127
Interest expense and fees payable	1,323,906
Accrued expenses	199,243
Total liabilities	$150,432,155
Net Assets	$441,577,529
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 396,672
Additional paid-in capital	476,979,444
Accumulated loss	(35,798,587)
Net Assets	$441,577,529
Common Shares Issued and Outstanding	39,667,163
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.13

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2024
Investment Income
Interest income	$ 14,287,013
Total investment income	$14,287,013
Expenses
Investment adviser fee	$ 1,222,901
Administration fee	611,451
Trustees’ fees and expenses	19,966
Custodian fee	54,984
Transfer and dividend disbursing agent fees	9,131
Legal and accounting services	84,140
Printing and postage	85,124
Interest expense and fees	3,258,262
Miscellaneous	26,428
Total expenses	$ 5,372,387
Net investment income	$ 8,914,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (22,171)
Net realized loss	$ (22,171)
Change in unrealized appreciation (depreciation):
Investments	$ 2,538,324
Net change in unrealized appreciation (depreciation)	$ 2,538,324
Net realized and unrealized gain	$ 2,516,153
Net increase in net assets from operations	$11,430,779

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Statements of Changes in Net Assets

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,914,626	$ 16,784,860
Net realized loss	(22,171)	(11,102,688)
Net change in unrealized appreciation (depreciation)	2,538,324	7,608,208
Net increase in net assets from operations	$ 11,430,779	$ 13,290,380
Distributions to common shareholders	$ (10,630,800)*	$ (17,212,356)
Tax return of capital to shareholders	$ —	$ (1,609,714)
Net increase (decrease) in net assets	$ 799,979	$ (5,531,690)
Net Assets
At beginning of period	$ 440,777,550	$ 446,309,240
At end of period	$441,577,529	$440,777,550
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
May 31, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 11,430,779
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(80,808,525)
Investments sold	109,311,737
Net amortization/accretion of premium (discount)	(547,561)
Increase in interest receivable	(462,103)
Increase in Trustees’ deferred compensation plan	(12,967)
Increase in payable to affiliate for investment adviser fee	6,114
Increase in payable to affiliate for administration fee	3,058
Decrease in payable to affiliate for Trustees' fees	(153)
Decrease in interest expense and fees payable	(61,553)
Increase in payable to affiliate for Trustees' deferred compensation plan	12,967
Decrease in accrued expenses	(36,012)
Net change in unrealized (appreciation) depreciation from investments	(2,538,324)
Net realized loss from investments	22,171
Net cash provided by operating activities	$ 36,319,628
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (10,630,800)
Repayment of secured borrowings	(25,720,000)
Net cash used in financing activities	$ (36,350,800)
Net decrease in cash	$ (31,172)
Cash at beginning of period	$ 134,752
Cash at end of period	$ 103,580
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 3,319,815

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period (Common shares)	$ 11.110	$ 11.250	$ 14.230	$ 14.130	$ 13.790	$ 12.700
Income (Loss) From Operations
Net investment income (1)	$ 0.225	$ 0.423	$ 0.519	$ 0.612	$ 0.574	$ 0.542
Net realized and unrealized gain (loss)	0.063	(0.088)	(2.940)	0.060	0.327	1.117
Total income (loss) from operations	$ 0.288	$ 0.335	$ (2.421)	$ 0.672	$ 0.901	$ 1.659
Less Distributions to Common Shareholders
From net investment income	$ (0.268)*	$ (0.434)	$ (0.559)	$ (0.572)	$ (0.561)	$ (0.569)
Tax return of capital	—	(0.041)	—	—	—	—
Total distributions to common shareholders	$ (0.268)	$ (0.475)	$ (0.559)	$ (0.572)	$ (0.561)	$ (0.569)
Net asset value — End of period (Common shares)	$ 11.130	$ 11.110	$ 11.250	$ 14.230	$ 14.130	$ 13.790
Market value — End of period (Common shares)	$ 9.980	$ 9.540	$ 10.250	$ 13.700	$ 13.250	$ 12.880
Total Investment Return on Net Asset Value (2)	2.88% (3)	3.64%	(16.96)%	4.95%	7.15%	13.83%
Total Investment Return on Market Value (2)	7.38% (3)	(2.33)%	(21.41)%	7.75%	7.57%	22.10%
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$441,578	$440,778	$446,309	$564,424	$560,302	$546,984
Ratios (as a percentage of average daily net assets applicable to common shares):
Expenses excluding interest and fees	0.94% (4)	0.98%	1.04%	0.98%	1.05%	1.19%
Interest and fee expense (5)	1.45% (4)	1.72%	0.81%	0.29%	0.71%	1.27%
Total expenses	2.39% (4)	2.70%	1.85%	1.27%	1.76%	2.46%
Net investment income	3.97% (4)	3.80%	4.23%	4.28%	4.18%	4.02%
Portfolio Turnover	13% (3)	41%	23%	7%	12%	17%
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation
—
The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations.
Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation.
In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income
—
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes
—
The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of May 31, 2024, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees
—
Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates
—
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications
—
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Eaton Vance
Municipal Income Trust
May 31, 2024
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held
—
The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2024. Interest expense related to the Trust's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV, if any, are recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2024, the amount of the Trust's Floating Rate Notes outstanding and the related collateral were $145,543,835 and $199,444,015, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2024 was 3.36% to 3.56%. For the six months ended May 31, 2024, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $161,713,005 and 4.03%, respectively.
In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2024.
The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Trust's investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust's investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Trust began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Trust may treat its investments in residual interest bonds and similar financing transactions as subject to the asset coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Trust’s value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Trust has opted to treat such investments as derivatives transactions. The Trust may change this approach at any time. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  When-Issued Securities and Delayed Delivery Transactions
—
The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements
—
The interim financial statements relating to May 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Municipal Income Trust
May 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
Distributions in any year may include a return of capital component. For the six months ended May 31, 2024, the amount of distributions estimated to be a tax return of capital was approximately $1,769,000 for the Trust. The final determination of tax characteristics of the Trust's distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At November 30, 2023, the Trust, for federal income tax purposes, had deferred capital losses of $37,815,360 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2023, $9,688,560 are short-term and $28,126,800 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 434,867,138
Gross unrealized appreciation	$ 17,671,252
Gross unrealized depreciation	(13,779,928)
Net unrealized appreciation	$ 3,891,324
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.40% of the Trust’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Trust except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust and the amount of floating rate notes included as a liability in the Trust’s Statement of Assets and Liabilities of up to $289,500,000, and (ii) the amount of any outstanding preferred shares issued by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2024, the investment adviser fee and administration fee were $1,222,901 and $611,451, respectively.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $80,177,711 and $104,830,165, respectively, for the six months ended May 31, 2024.
5  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2024 and the year ended November 30, 2023.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2024 and the year ended November 30, 2023.

Eaton Vance
Municipal Income Trust
May 31, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 2,610,553 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended May 31, 2024 and the year ended November 30, 2023, there were no shares sold by the Trust pursuant to its shelf offering.
6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,187,114	$ —	$ 11,187,114
Tax-Exempt Municipal Obligations	—	541,738,591	—	541,738,591
Taxable Municipal Obligations	—	29,278,553	—	29,278,553
Trust Units	—	2,098,039	—	2,098,039
Total Investments	$ —	$584,302,297	$ —	$584,302,297

Eaton Vance
Municipal Income Trust
May 31, 2024
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 13, 2024. The following action was taken by the shareholders:
Proposal 1(a).
The election of Cynthia E. Frost, George J. Gorman, Valerie A. Mosley and Susan J. Sutherland as Class I Trustees of the Trust for a three-year term expiring in 2027.
	Number of Shares
Nominees for Trustee	For	Withheld
Cynthia E. Frost	30,847,197	1,604,641
George J. Gorman	30,501,188	1,950,650
Valerie A. Mosley	30,725,727	1,726,111
Susan J. Sutherland	30,767,046	1,684,792

Eaton Vance
Municipal Income Trust
May 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email:
EVPrivacy@eatonvance.com
Please note:
If you are a
new
customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer
our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■
Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.
Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise.
If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings.

Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program.

The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.

If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.

Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7695    5.31.24

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Directors since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	July 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	July 22, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	July 22, 2024